SUBSEQUENT EVENTS (Details Textual)	1 Months Ended			12 Months Ended
	Oct. 31, 2012 ILS	Oct. 17, 2012 ILS	Jun. 28, 2011 ILS	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] ILS	Dec. 31, 2012 Subsequent Event [Member] Employees and Directors [Member]	Dec. 31, 2012 Subsequent Event [Member] Employees and Directors [Member] Restricted Stock Units (Rsus) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								190,000
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Restrictions Released Later				116,666			73,334
Waiver Fees					$ 5,000
Loan Guaranteed By Government		1,000,000	500,000			500,000
Proceeds from Bank Debt	500,000					1,000,000
Guarantee Amount By Related Party	90,000					145,000
Bank Loan Interest Rate Description	The loan bears annual interest at the Israeli prime rate, plus 3.5%.				The loan bears annual interest at the Israeli prime rate, plus 3.5%	The loan bears annual interest at the Israeli prime rate, plus 3.5%
Bank Loan Interest Rate	7.25%				6.75%	6.75%
Related Party Transaction Debt Repayment Number Of Instalments	60				60	60
Related Party Transaction Debt Repayment Instalment	9,960					9,842